Rollforward of Level 3 Assets and Liabilities Held at Fair Value on a Recurring Basis (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015
Significant unobservable inputs (Level 3) to determine fair value
Assets, Beginning balance		$ 2,071		$ 2,068
Assets, Net gains (losses) In operations		75	[1]	(45)	[2]
Assets, Net gains (losses) In OCI		28		(44)
Assets, Purchases		262		247
Assets, Sales		(513)		(186)
Assets, Transfers in to Level 3		261		201
Assets, Transfers out of Level 3		(64)		(170)
Assets, ending balance		2,120		2,071
Liability value, beginning balance	[3]	71		264
Net (losses) gains In operations		277	[1]	(313)	[2],[3]
Liability, Net gains (losses) In operations		0		0	[3]
Liability, Purchases	[3]			144
Liability, Sales	[3]			(24)
Liability, Transfers into Level 3		0		0	[3]
Liability, Transfers out of Level 3		0		0	[3]
Liability value, ending balance		348		71	[3]
Fixed maturity securities [Member]
Significant unobservable inputs (Level 3) to determine fair value
Assets, Beginning balance	[5]	1,228	[4]	1,267
Assets, Net gains (losses) In operations		(12)	[1],[4]	(6)	[2],[5]
Assets, Net gains (losses) In OCI		39	[4]	(44)	[5]
Assets, Purchases		147	[4]	142	[5]
Assets, Sales		(178)	[4]	(162)	[5]
Assets, Transfers in to Level 3		261	[4]	201	[5]
Assets, Transfers out of Level 3		(64)	[4]	(170)	[5]
Assets, ending balance	[4]	1,421		1,228	[5]
Other [Member]
Significant unobservable inputs (Level 3) to determine fair value
Assets, Beginning balance		37		36
Assets, Net gains (losses) In operations	[1]	8
Assets, Net gains (losses) In OCI		(11)
Assets, Purchases				1
Assets, Sales		(33)
Assets, ending balance		1		37
Derivative Assets [Member]
Significant unobservable inputs (Level 3) to determine fair value
Assets, Beginning balance	[3]	445		411
Assets, Net gains (losses) In operations	[3]	92	[1]	(46)	[2]
Assets, Purchases	[3]	115		104
Assets, Sales	[3]	(19)		(24)
Assets, ending balance	[3]	633		445
Separate Account Assets [Member]
Significant unobservable inputs (Level 3) to determine fair value
Assets, Beginning balance	[6]	361		354
Assets, Net gains (losses) In operations	[6]	(13)	[1]	7	[2]
Assets, Sales	[6]	(283)
Assets, ending balance	[6]	$ 65		$ 361

[1]	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company's earnings. The change in unrealized gains (losses) included in operations on assets and liabilities still held at the end of the year was $157 million for future policy benefits and claims, $145 million for derivative assets, $(4) million for derivative liabilities and $(2) million for other investments at fair value.
[2]	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company's earnings. The change in unrealized gains (losses) included in operations on assets and liabilities still held at the end of the year was $316 million for future policy benefits and claims, $(9) million for derivative assets, and $2 million for derivative liabilities.
[3]	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.
[4]	Non-binding broker quotes were utilized to determine a fair value of $1.0 billion of the total fixed maturity securities as of December 31, 2016.
[5]	Non-binding broker quotes were utilized to determine a fair value of $1.1 billion of total fixed maturity securities as of December 31, 2015.
[6]	Certain prior period amounts related to separate account assets that use NAV as a practical expedient to estimate fair value has changed to conform with current period presentation as a result of new guidance.